AQR FUNDS

Supplement dated July 16, 2025 (“Supplement”)

to the Class I, Class N and Class R6 Statement of Additional Information,

dated June 16, 2025 (the “SAI”), of the

AQR CVX Fusion Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

Effective August 1, 2025, the “Investment Advisory and Other Services—Other Accounts Managed” section of the SAI, beginning on page 51, is hereby restated in its entirety as follows:

Other Accounts Managed

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of April 30, 2025:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	20	$13,607,396,829	10	$5,488,916,542	30	$13,114,347,108
Clifford S. Asness, Ph.D., M.B.A.	26	$20,038,354,632	26	$11,648,781,760	43	$19,942,056,417
Jordan Brooks, Ph.D., M.A.	12	$8,66,5,077,041	10	$929,643,300	11	$6,950,709,351

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Andrea Frazzini, Ph.D., M.S.	27	$17,038,787,599	18	$7,124,604,597	39	$18,673,434,165
John J. Huss	28	$17,606,844,644	24	$7,214,270,578	37	$17,656,456,807
Bryan Kelly, Ph.D.	5	$3,183,770,555	5	$445,628,263	0	-
John M. Liew, Ph.D., M.B.A.	10	$5,402,046,536	18	$7,697,565,185	13	$6,981,381,666
Fred Liu, M.S.	4	$3,098,509,623	3	$709,499,467	0	-
James Lofton	4	$3,098,509,623	3	$709,499,467	0	-
Laura Serban, Ph.D.	14	$12,331,452,567	8	$4,346,443,500	28	$14,601,156,512
Nathan Sosner, Ph.D.	5	$987,055,769	0	-	1	$142,342,503
Erik Stamelos	7	$3,848,238,682	3	$709,499,467	0	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	1	$138,938,439	7	$3,990,313,822	7	$4,217,336,376
Clifford S. Asness, Ph.D., M.B.A.	0	-	19	$8,867,940,843	15	$8,674,476,881
Jordan Brooks, Ph.D., M.A.	0	-	6	$563,679,811	4	$3,667,114,126
Andrea Frazzini, Ph.D., M.S.	1	$138,938,439	13	$5,123,949,999	11	$7,884,450,502
John J. Huss	1	$138,938,439	20	$6,481,407,172	10	$7,196,214,830
Bryan Kelly, Ph.D.	0	-	3	$274,667,187	0	-
John M. Liew, Ph.D., M.B.A.	0	-	11	$5,542,646,878	7	$4,895,749,322
Fred Liu, M.S.	0	-	0	-	0	-
James Lofton	0	-	0	-	0	-
Laura Serban, Ph.D.	1	$138,938,439	6	$3,784,541,171	8	$6,782,543,860
Nathan Sosner, Ph.D.	0	-	0	-	0	-
Erik Stamelos	0	-	3	$709,499,467	0	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE